Commitments and Contingent Liabilities (Details)				1 Months Ended		12 Months Ended
	Apr. 25, 2023 USD ($)	Apr. 25, 2023 ILS (₪) ₪ / shares	Dec. 31, 2013 USD ($)	Sep. 30, 2012 EUR (€)	Oct. 31, 2010 ILS (₪)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($) $ / shares € / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 EUR (€) € / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2023 ILS (₪) ₪ / shares	Apr. 25, 2023 $ / shares	Dec. 31, 2013 ₪ / shares	Dec. 31, 2013 $ / shares
Commitments and Contingent Liabilities [Line Items]
Accrued royalties						$ 1,512		$ 1,512	$ 6,026		$ 814
Net of royalties						2,054,978		$ 2,054,978
Research and development, grants						$ 41			$ 130,637		147,696
Fund percentage						62.50%		62.50%				62.50%
Exchange per share | (per share)						$ 1		$ 1				₪ 3.627
Pay royalties rate						5.00%		5.00%				5.00%
Aggregated amount						$ 1,512
Aggregate contingent liability						152,823		$ 152,823				₪ 554,289
Accrued expenses						56,483		$ 56,483
Sales rate									3.00%
Sublicense fees rate									10.00%
Aggregate consideration amounts						$ 1,400,000
Aggregated lawsuit	$ 111,915,000	₪ 405,917
Lease term						3 years		3 years				3 years
Maximum [Member]
Commitments and Contingent Liabilities [Line Items]
Expenses			$ 180,063				₪ 625,000
Exchange per share | (per share)														₪ 3.471	$ 1
Minimum [Member]
Commitments and Contingent Liabilities [Line Items]
Expenses			$ 168,574				₪ 585,119
Exchange per share | (per share)														₪ 3.471	$ 1
Aggregate consideration amounts						$ 180,000
National Technological Innovation Authority [Member]
Commitments and Contingent Liabilities [Line Items]
Payment of royalties authority rate						3.00%	3.00%
Israeli Ministry of National Infrastructures [Member]
Commitments and Contingent Liabilities [Line Items]
Accrued royalties						$ 14,358		$ 14,358	$ 18,100		17,061
I.T.S Industrial Technologic Ltd [Member]
Commitments and Contingent Liabilities [Line Items]
Lawsuit, Description						The Company currently leases, through Nano Size, approximately 7,300 square feet of space in Migdal Ha’Emek, Israel for its principal offices and manufacturing facilities at a monthly cost of approximately NIS 18,000 (approximately $4,962 based on the exchange rate of $1.00 / NIS 3.627 in effect as of December 31, 2023).	The Company currently leases, through Nano Size, approximately 7,300 square feet of space in Migdal Ha’Emek, Israel for its principal offices and manufacturing facilities at a monthly cost of approximately NIS 18,000 (approximately $4,962 based on the exchange rate of $1.00 / NIS 3.627 in effect as of December 31, 2023).
Jet CU former [Member]
Commitments and Contingent Liabilities [Line Items]
Accrued interest						$ 1,100,000
Israel Innovation Authority IIA [Member]
Commitments and Contingent Liabilities [Line Items]
Accrued royalties						14,107		$ 14,107	16,854		11,562
Digiflex [Member]
Commitments and Contingent Liabilities [Line Items]
Research and development, grants						2,200,000			2,200,000
Repayment of research and development efforts						1,100,000
Contingent liability						1,000,000
Know How License Agreement [Member]
Commitments and Contingent Liabilities [Line Items]
Payments of royalties authority				€ 25		$ 28			$ 2,222	€ 2,000
Exchange rate price | (per share)						$ 1		$ 0.9	$ 1	€ 0.9
Royalty expenses						$ 2,222			$ 2,127		2,272
Israel Electric Corporation [Member]
Commitments and Contingent Liabilities [Line Items]
Exchange per share | (per share)						$ 1		$ 1				₪ 3.627
Products and service revenues					₪ 8,000,000	$ 2,205,679
Nano Size [Member]
Commitments and Contingent Liabilities [Line Items]
Total grants received						$ 1,445,622
Other commitments, description						Digiflex currently leases approximately 1,200 square feet of space in Migdal Ha’Emek, Israel for its principal office and laboratory at a monthly cost of approximately NIS 5,500 (approximately $1,516 based on the exchange rate of $1.00 / NIS 3.627 in effect as of December 31, 2023). This lease was expired on March 14, 2023, and was renewed in February 2023 for an additional one year and the Company has an option to extend the lease for another year.	Digiflex currently leases approximately 1,200 square feet of space in Migdal Ha’Emek, Israel for its principal office and laboratory at a monthly cost of approximately NIS 5,500 (approximately $1,516 based on the exchange rate of $1.00 / NIS 3.627 in effect as of December 31, 2023). This lease was expired on March 14, 2023, and was renewed in February 2023 for an additional one year and the Company has an option to extend the lease for another year.
LIBOR [Member]
Commitments and Contingent Liabilities [Line Items]
Accrued royalties						$ 9,572		$ 9,572	$ 11,236		$ 7,708
Royalties Commitments [Member]
Commitments and Contingent Liabilities [Line Items]
Accrued expenses						$ 108,675		$ 108,675
Financial Management Ltd [Member] | Eshed Consulting [Member]
Commitments and Contingent Liabilities [Line Items]
Lawsuit, Description						the Group settled this claim for a total of NIS 152,997 ($41,182 based on the exchange rate of $1.00 / NIS 3.627 in effect as of December 31, 2023) plus Value Added Tax (“VAT”) but failed to pay such settlement due to financial difficulties.	the Group settled this claim for a total of NIS 152,997 ($41,182 based on the exchange rate of $1.00 / NIS 3.627 in effect as of December 31, 2023) plus Value Added Tax (“VAT”) but failed to pay such settlement due to financial difficulties.
Digiflex Inc [Member]
Commitments and Contingent Liabilities [Line Items]
Exchange per share | (per share)		₪ 3.627											$ 1